UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21708

Name of Fund: Dow 30(SM) Premium & Dividend Income Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Dow 30(SM) Premium & Dividend Income Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2005

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Dow 30 Premium & Dividend Income Fund, Inc.
Schedule of Investments as of March 31, 2006

                                  Shares
Industry                            Held   Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 13.0%      160,798   Boeing Co.                                                $ 12,530,988
                                 160,798   Honeywell International, Inc.                                6,877,330
                                 160,798   United Technologies Corp.                                    9,321,460
                                                                                                     ------------
                                                                                                       28,729,778
-----------------------------------------------------------------------------------------------------------------
Automobiles - 1.6%               160,798   General Motors Corp.                                         3,420,174
-----------------------------------------------------------------------------------------------------------------
Beverages - 3.1%                 160,798   The Coca-Cola Co.                                            6,732,612
-----------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                 160,798   E.I. du Pont de Nemours & Co.                                6,787,284
-----------------------------------------------------------------------------------------------------------------
Computers &                      160,798   Hewlett-Packard Co.                                          5,290,254
Peripherals - 8.4%               160,798   International Business Machines Corp.                       13,261,011
                                                                                                     ------------
                                                                                                       18,551,265
-----------------------------------------------------------------------------------------------------------------
Consumer Finance - 3.8%          160,798   American Express Co.                                         8,449,935
-----------------------------------------------------------------------------------------------------------------
Diversified Financial            160,798   Citigroup, Inc.                                              7,596,098
Services - 6.5%                  160,798   JPMorgan Chase & Co.                                         6,695,629
                                                                                                     ------------
                                                                                                       14,291,727
-----------------------------------------------------------------------------------------------------------------
Diversified Telecommunication    160,798   AT&T, Inc.                                                   4,347,978
Services - 4.5%                  160,798   Verizon Communications, Inc.                                 5,476,780
                                                                                                     ------------
                                                                                                        9,824,758
-----------------------------------------------------------------------------------------------------------------
Food & Staples                   160,798   Wal-Mart Stores, Inc.                                        7,596,098
Retailing - 3.4%
-----------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            160,798   McDonald's Corp.                                             5,525,019
Leisure - 2.5%
-----------------------------------------------------------------------------------------------------------------
Household Products - 4.2%        160,798   Procter & Gamble Co.                                         9,265,181
-----------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 8.0%  160,798   3M Co.                                                      12,170,801
                                 160,798   General Electric Co.                                         5,592,554
                                                                                                     ------------
                                                                                                       17,763,355
-----------------------------------------------------------------------------------------------------------------
Insurance - 4.8%                 160,798   American International Group, Inc.                          10,627,140
-----------------------------------------------------------------------------------------------------------------
Machinery - 5.2%                 160,798   Caterpillar, Inc.                                           11,546,904
-----------------------------------------------------------------------------------------------------------------
Media - 2.0%                     160,798   Walt Disney Co.                                              4,484,656
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%           160,798   Alcoa, Inc.                                                  4,913,987
-----------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            160,798   Exxon Mobil Corp.                                            9,786,166
Fuels - 4.4%
-----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.7%           160,798   Johnson & Johnson                                            9,522,458
                                 160,798   Merck & Co., Inc.                                            5,664,914
                                 160,798   Pfizer, Inc.                                                 4,007,086
                                                                                                     ------------
                                                                                                       19,194,458
-----------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor   160,798   Intel Corp.                                                  3,111,441
Equipment - 1.4%
-----------------------------------------------------------------------------------------------------------------
Software - 2.0%                  160,798   Microsoft Corp.                                              4,375,314
-----------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.1%          160,798   Home Depot, Inc.                                             6,801,755
-----------------------------------------------------------------------------------------------------------------
Tobacco - 5.2%                   160,798   Altria Group, Inc.                                          11,394,146
-----------------------------------------------------------------------------------------------------------------
                                           Total Investments (Cost - $207,345,480) - 101.0%           223,173,153
-----------------------------------------------------------------------------------------------------------------

                               Number of
                               Contracts   Options Written
-----------------------------------------------------------------------------------------------------------------
Call Options Written                 750   3M Co., expiring April 2006 at USD 75.75,
                                           Broker Deutsche Bank AG                                        (87,870)
                                     750   AT&T, Inc., expiring May 2006 at USD 27.47,
                                           Broker UBS Warburg                                             (11,475)
                                     800   Alcoa, Inc., expiring April 2006 at USD 30.46,
                                           Broker BNP Paribas                                             (38,400)
                                     750   Altria Group, Inc., expiring May 2006 at
                                           USD 72.75, Broker BNP Paribas                                 (104,250)
                                     800   American Express Co., expiring April 2006 at
                                           USD 55.42, Broker Deutsche Bank AG                                  (1)
                                     800   American International Group, Inc., expiring April
                                           2006 at USD 67.64, Broker Deutsche Bank AG                        (464)

Dow 30 Premium & Dividend Income Fund, Inc.
Schedule of Investments as of March 31, 2006

                               Number of
                               Contracts   Options Written                                              Value
-----------------------------------------------------------------------------------------------------------------
                                     800   Boeing Co., expiring April 2006 at USD 75.05,
                                           Broker Deutsche Bank AG                                   $   (234,776)
                                     800   Caterpillar, Inc., expiring April 2006 at
                                           USD 73.43, Broker BNP Paribas                                  (14,400)
                                     750   Citigroup, Inc., expiring May 2006 at USD 48.08,
                                           Broker Deutsche Bank AG                                        (34,365)
                                     750   The Coca-Cola Co., expiring April 2006 at
                                           USD 43.318, Broker JPMorgan Chase Bank                         (11,640)
                                     800   E.I. du Pont de Nemours & Co., expiring April 2006
                                           at USD 40.72, Broker Deutsche Bank AG                         (120,968)
                                     750   Exxon Mobil Corp., expiring May 2006 at USD 61.56,
                                           Broker UBS Warburg                                             (70,725)
                                     800   General Electric Co., expiring April 2006 at
                                           USD 33.47, Broker UBS Warburg                                 (106,560)
                                     750   General Motors Corp., expiring May 2006 at
                                           USD 22.98, Broker BNP Paribas                                  (70,500)
                                     750   Hewlett-Packard Co., expiring April 2006 at
                                           USD 34.3, Broker Deutsche Bank AG                              (23,198)
                                     750   Home Depot, Inc., expiring April 2006 at USD 43.28,
                                           Broker UBS Warburg                                             (30,075)
                                     750   Honeywell International, Inc., expiring April 2006
                                           at USD 42.996, Broker Deutsche Bank AG                         (56,287)
                                     750   Intel Corp., expiring April 2006 at USD 19.735,
                                           Broker Deutsche Bank AG                                        (30,165)
                                     750   International Business Machines Corp., expiring
                                           April 2006 at USD 84.416, Broker Deutsche Bank AG              (61,545)
                                     750   JPMorgan Chase & Co., expiring May 2006 at
                                           USD 42.04, Broker BNP Paribas                                  (49,500)
                                     750   Johnson & Johnson, expiring April 2006 at
                                           USD 61.08, Broker UBS Warburg                                  (22,050)
                                     750   McDonald's Corp., expiring April 2006 at
                                           USD 35.114, Broker Deutsche Bank AG                            (22,088)
                                     750   Merck & Co., Inc., expiring May 2006 at USD 35.95,
                                           Broker BNP Paribas                                             (59,250)
                                     750   Microsoft Corp., expiring May 2006 at USD 27.17,
                                           Broker Deutsche Bank AG                                        (39,060)
                                     750   Pfizer, Inc., expiring May 2006 at USD 25.65,
                                           Broker BNP Paribas                                             (18,750)
                                     750   Procter & Gamble Co., expiring May 2006 at
                                           USD 57.713, Broker Banc of America                             (74,235)
                                     750   United Technologies Corp., expiring May 2006 at
                                           USD 58.745, Broker JPMorgan Chase Bank                         (62,250)
                                     750   Verizon Communications, Inc., expiring May 2006 at
                                           USD 35.1, Broker UBS Warburg                                   (10,950)
                                     750   Wal-Mart Stores, Inc., expiring May 2006 at
                                           USD 48.228, Broker JPMorgan Chase Bank                         (35,250)
                                     800   Walt Disney Co., expiring April 2006 at USD 28.26,
                                           Broker Deutsche Bank AG                                         (1,368)
-----------------------------------------------------------------------------------------------------------------
                                           Total Options Written
                                           (Premiums Received - $2,052,650) - (0.7%)                   (1,502,415)
-----------------------------------------------------------------------------------------------------------------
                                           Total Investments, Net of Options Written
                                           (Cost - $205,292,830*) - 100.3%                            221,670,738

                                           Liabilities in Excess of Other Assets - (0.3%)                (672,546)
                                                                                                     ------------
                                           Net Assets - 100.0%                                       $220,998,192
                                                                                                     ============

Dow 30 Premium & Dividend Income Fund, Inc.
Schedule of Investments as of March 31, 2006

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 205,296,563
                                                                  =============
      Gross unrealized appreciation                               $  22,093,112
      Gross unrealized depreciation                                  (5,718,937)
                                                                  -------------
      Net unrealized appreciation                                 $  16,374,175
                                                                  =============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30(SM) Premium & Dividend Income Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Dow 30(SM) Premium & Dividend Income Fund Inc.

Date: May 22, 2006